PSP FAMILY OF FUNDS

PSP MULTI-MANAGER FUND

INSTITUTIONAL SHARES  (Ticker Symbol - CEFIX)

INVESTOR SHARES  (Ticker Symbol - CEFFX)

Supplement to Prospectus and Statement of Additional Information

Dated October 6, 2014

This Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated August 25, 2014, for the PSP Multi-Manager Fund (the “Fund”), a series of PSP Family of Funds (the “Trust”), updates the Prospectus and the SAI to include revised information as described below.  For further information, please contact the Fund toll-free at 855-318-2804.  You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147-4031, or by calling the Fund toll-free at the number above.

The Trust and Pulteney Street Capital Management, LLC, the Fund’s investment adviser (the “Adviser”), have agreed, effective October 6, 2014, to amend the Expense Limitation Agreement between the Trust and Adviser to reduce the Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) from 3.00% to 2.64% of the average daily net assets of the Fund.  Therefore, the following changes are made to the Prospectus and SAI:

On page 2 of the Prospectus, the table captioned “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

	InstitutionalShares	InvestorShares
Management Fees	2.25%	2.25%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses (includes Interest and Dividend Expenses on Securities Sold Short)[1] Interest and Dividends on Securities Sold Short	1.92% 0.05%	1.92% 0.05%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	4.22%	4.47%
Fee Waiver and/or Expense Reimbursement [2]	1.48%	1.48%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement [2]	2.74%	2.99%

1 Expense information has been restated to reflect current fees.

2 Pulteney Street Capital Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 2.64%.  Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 2.64% expense limitation for the year repayment is requested. The current contractual agreement cannot be terminated prior to November 1, 2015 without the Board of Trustees’ approval.

On pages 2 and 3 of the Prospectus, the section captioned “Example” is deleted in its entirety and replaced with the following:

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until November 1, 2015.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$277	$1,147	$2,030	$4,300
Investor Shares	$302	$1,219	$2,145	$4,505

On page 20 of the SAI, the fourth paragraph under the “Management and Administration – Investment Adviser and Sub-Advisers” section is deleted in its entirety and replaced with the following:

The Adviser will receive a monthly management fee equal to an annual rate of 2.25% of the Fund’s net assets. In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 2.64% of the average daily net assets of the Fund through November 1, 2015. As a result, the Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 2.64%, as indicated in the Prospectuses. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation.

Investors Should Retain This Supplement for Future Reference

PSP FAMILY OF FUNDS

PSP MULTI-MANAGER FUND

SERVICE SHARES  (Ticker Symbol - CEFRX)

Supplement to Prospectus and Statement of Additional Information

Dated October 6, 2014

This Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated August 25, 2014, for the PSP Multi-Manager Fund (the “Fund”), a series of PSP Family of Funds (the “Trust”), updates the Prospectus and the SAI to include revised information as described below.  For further information, please contact the Fund toll-free at 855-318-2804.  You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147-4031, or by calling the Fund toll-free at the number above.

The Trust and Pulteney Street Capital Management, LLC, the Fund’s investment adviser (the “Adviser”), have agreed, effective October 6, 2014, to amend the Expense Limitation Agreement between the Trust and Adviser to reduce the Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) from 3.00% to 2.64% of the average daily net assets of the Fund.  Therefore, the following changes are made to the Prospectus and SAI:

On page 2 of the Prospectus, the table captioned “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

ServiceShares
Management Fees	2.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (includes Interest and Dividend Expenses on Securities Sold Short)[1] Interest and Dividends on Securities Sold Short	1.92% 0.05%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	5.22%
Fee Waiver and/or Expense Reimbursement [2]	1.48%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement [2]	3.74%

1 Expense information has been restated to reflect current fees.

2 Pulteney Street Capital Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 2.64%.  Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 2.64% expense limitation for the year repayment is requested. The current contractual agreement cannot be terminated prior to November 1, 2015 without the Board of Trustees’ approval.

On pages 2 and 3 of the Prospectus, the section captioned “Example” is deleted in its entirety and replaced with the following:

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until November 1, 2015.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Service Shares	$376	$1,431	$2,481	$5,087

On page 20 of the SAI, the fourth paragraph under the “Management and Administration – Investment Adviser and Sub-Advisers” section is deleted in its entirety and replaced with the following:

The Adviser will receive a monthly management fee equal to an annual rate of 2.25% of the Fund’s net assets. In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 2.64% of the average daily net assets of the Fund through November 1, 2015. As a result, the Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest on borrowings and interest and dividends on securities sold short, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 2.64%, as indicated in the Prospectuses. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation.

Investors Should Retain This Supplement for Future Reference

US2008 6029158 1